Trade and Other Payables - Disclosure of Detailed Information About Trade and Other Current Payables (Details) - NZD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018
Trade And Other Payables
Trade payables	$ 24,438	$ 21,143
Accruals	8,061	9,568
Employee benefits liabilities	2,234	1,805
Trade and other current payables	$ 34,734	$ 32,516